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            TWO PORTLAND SQUARE, PORTLAND, ME 04101 1-800-754-8758

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                                                             September 30, 2005
Dear Shareholder:

    The Sound Shore Fund ended September 30, 2005 with a net asset value of $39.18 per share, a quarterly total return gain of 8.11%, that surpassed the Standard & Poor's 500 Index ("S&P 500") and the Dow Jones Industrial Average ("Dow Jones") which rose 3.61% and 3.44%, respectively. Year-to-date, the Fund has advanced 6.80%, versus 2.77% for the S&P 500 and -0.34% for the Dow Jones. From the first quarter 2000, near the peak in the equity markets, the Fund has appreciated 56.28%, versus a decline in the S&P 500 of -10.56%.

    We are required by the SEC to say that: PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S 1, 5, 10, AND 15 YEAR AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED SEPTEMBER 30, 2005 WERE 17.15%, 8.00%, 12.57%, AND 14.33%, RESPECTIVELY. FOR THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 1-800-551-1980 OR VISIT THE FUND'S WEBSITE AT WWW.SOUNDSHOREFUND.COM.

    The major economic event of the quarter was the one-two punch from Katrina and Rita. These storms had a devastating effect on many individuals and an adverse economic effect on everyone, consumers and businesses alike, in the form of much higher fuel costs. Energy stocks reacted favorably to the supply shortages and posted solid gains (this sector of the S&P 500 advanced 18% in the quarter.) So far this year, the price of the S&P 500, ex-energy, is down 2%, making the return of the Fund's diversified portfolio even more notable.

    The Fund's performance was driven by our bottom-up, company-specific investment process which yielded a number of non-energy stocks that posted gains of 20% or more for the quarter. For example, Agilent Technologies, Inc. advanced after announcing a comprehensive restructuring which highlighted the company's sum of the parts valuation potential and long-term earning power. Chiron Corp. ("Chiron") advanced after receiving an unsolicited offer for the company from its 42% owner, Novartis AG. The bid by a knowledgeable insider confirmed our belief that Chiron's blood testing and vaccinations segment -- both often dismissed as "unexciting" by investment analysts -- as well as their oncology pipeline, were being undervalued by investors. Another strong performer was insurance broker Aon Corp., where new management is focused on recapturing market share, an opportunity aided by adverse regulatory publicity at a major competitor.

    The continuing, steady pace of monetary tightening from the Federal Reserve is now meeting new, increased fiscal stimulus, resulting in more than usual uncertainty with respect to corporate earning trends. Profit growth has been stronger than many forecast earlier this year, but deceleration is still the consensus, albeit from a higher base.

    Rather than base investment decisions on predictions of macro economic, political, and/or natural events that we believe cannot be forecasted accurately, we continue to adhere to the same investment

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approach we used to found Sound Shore Management over 25 years ago. We research and invest in sound companies whose lowered investor expectations and attractive valuations, in our opinion, belie strong underlying earnings power and profitable deployment of growing cash flows.

    As always we appreciate your investment alongside us in the Sound Shore Fund which, we are pleased to note, has Morningstar's highest rating -- 5 stars overall based upon the risk-adjusted performance of 851 Large Value funds for the period ended September 30.* In addition, Morningstar has assigned the Fund an A grade for stewardship.**

Sincerely,

SOUND SHORE FUND

HARRY BURN, III
JOHN P. DEGULIS
T. GIBBS KANE, JR.
CO-PORTFOLIO MANAGERS

* PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING/TM/ BASED ON A RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF FUNDS IN EACH CATEGORY RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, THE NEXT 35% RECEIVE THREE STARS, THE NEXT 22.5% RECEIVE TWO STARS AND THE BOTTOM 10% RECEIVE ONE STAR. (EACH SHARE CLASS IS COUNTED AS A FRACTION OF ONE FUND WITHIN THIS SCALE AND RATED SEPARATELY, WHICH MAY CAUSE SLIGHT VARIATIONS IN THE DISTRIBUTION PERCENTAGES.) THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED-AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND TEN-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED LARGE VALUE FUNDS OVER THE FOLLOWING TIME
PERIODS: 851 FUNDS IN THE LAST THREE YEARS, 569 FUNDS IN THE LAST FIVE YEARS, AND 268 FUNDS IN THE LAST TEN YEARS. WITH RESPECT TO THESE LARGE VALUE FUNDS, SOUND SHORE FUND RECEIVED A MORNINGSTAR RATING OF FIVE STARS, FOUR STARS
AND FIVE STARS FOR THE THREE-, FIVE- AND TEN-YEAR PERIODS, RESPECTIVELY.

** THE MORNINGSTAR STEWARDSHIP GRADE FOR MUTUAL FUNDS IS DESIGNED TO HELP INVESTORS FURTHER RESEARCH, IDENTIFY, AND COMPARE FUND MANAGERS AND FUND COMPANIES THAT DO A GOOD/POOR JOB OF ALIGNING THE INTERESTS WITH THOSE OF FUND SHAREHOLDERS. IN DETERMINING THE QUALITY OF A FUND'S STEWARDSHIP, MORNINGSTAR ASSIGNS A GRADE, WHICH RANGE FROM A (BEST) TO F (WORST), BASED UPON THE EVALUATION OF FIVE COMPONENTS: REGULATORY ISSUES, BOARD QUALITY, MANAGER INCENTIVES, FEES AND CORPORATE CULTURE.

    FUND RETURNS ASSUME THE REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. THE DOW JONES INDUSTRIAL AVERAGE CONSISTS OF 30 STOCKS THAT ARE CONSIDERED TO BE MAJOR

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FACTORS IN THEIR INDUSTRIES AND THAT ARE WIDELY HELD BY INDIVIDUALS AND
INSTITUTIONAL INVESTORS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX OR AVERAGE. PERCENT OF NET ASSETS AS OF 9/30/05: AGILENT TECHNOLOGIES, INC.:
2.64%; AON CORP.: 3.35%; CHIRON CORP.: 2.70%; AND NOVARTIS AG: 0.00%.

    THE VIEWS IN THIS LETTER WERE THOSE OF THE FUND MANAGERS AS OF 9/30/05 AND MAY NOT NECESSARILY REFLECT THEIR VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS (I) ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THE FUND'S PRESENT INVESTMENT METHODOLOGY AND
(II) DO NOT CONSTITUTE INVESTMENT ADVICE. THIS LETTER MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS. DISTRIBUTED BY FORESIDE FUND SERVICES, LLC.

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          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS
          SEPTEMBER 30, 2005 (UNAUDITED)

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
                                                SHARE        MARKET
                                                AMOUNT       VALUE
                                               --------- --------------
        COMMON STOCK (96.4%)
        ---------------------------------------------------------------
        AUTO (2.8%)
        Dana Corp.                               874,000 $    8,224,340
        Honda Motor Co., Ltd. ADR              1,818,000     51,631,200
                                                         --------------
                                                             59,855,540
                                                         --------------
        BANKS (2.8%)
        U.S. Bancorp                           2,138,000     60,035,040
                                                         --------------

        CONSUMER STAPLES (2.2%)
        Unilever NV ADR                          650,500     46,478,225
                                                         --------------

        ENERGY (6.1%)
        El Paso Corp.                          1,583,500     22,010,650
        Royal Dutch Shell plc ADR                733,500     48,146,940
        Williams Cos., Inc.                    2,303,500     57,702,675
                                                         --------------
                                                            127,860,265
                                                         --------------
        HEALTH CARE (13.7%)
        Aetna, Inc.                              509,000     43,845,260
        Baxter International, Inc.             1,306,000     52,070,220
        Cigna Corp.                              640,000     75,430,400
        Laboratory Corp. of America Holdings + 1,042,500     50,780,175
        Thermo Electron Corp. +                2,185,500     67,531,950
                                                         --------------
                                                            289,658,005
                                                         --------------
        INDUSTRIALS (12.5%)
        CSX Corp.                              1,146,500     53,289,320
        Southwest Airlines Co.                 4,582,500     68,050,125
        Tyco International, Ltd.               2,503,000     69,708,550
        Waste Management, Inc.                 2,551,000     72,984,110
                                                         --------------
                                                            264,032,105
                                                         --------------

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          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS (CONTINUED)
          SEPTEMBER 30, 2005 (UNAUDITED)

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
                                                 SHARE        MARKET
                                                 AMOUNT       VALUE
                                                --------- --------------
       INSURANCE (18.3%)
       Aon Corp.                                2,205,000 $   70,736,400
       Berkshire Hathaway, Inc., Class A +            778     63,796,000
       Chubb Corp.                                746,500     66,849,075
       Genworth Financial, Inc.                 2,244,500     72,362,680
       Marsh & McLennan Cos., Inc.              1,412,000     42,910,680
       UnumProvident Corp.                      3,465,000     71,032,500
                                                          --------------
                                                             387,687,335
                                                          --------------
       MATERIALS (3.7%)
       Georgia-Pacific Corp.                    1,220,500     41,570,230
       Lyondell Chemical Co.                    1,261,500     36,104,130
                                                          --------------
                                                              77,674,360
                                                          --------------
       MEDIA (12.4%)
       DIRECTV Group, Inc. +                    4,003,500     59,972,430
       Interpublic Group of Cos., Inc. +        5,524,500     64,305,180
       Liberty Media Corp., Class A +           6,949,000     55,939,450
       Time Warner, Inc.                        4,573,000     82,817,030
                                                          --------------
                                                             263,034,090
                                                          --------------
       PHARMACEUTICALS (5.9%)
       Chiron Corp. +                           1,308,500     57,076,770
       Watson Pharmaceuticals, Inc. +           1,824,500     66,794,945
                                                          --------------
                                                             123,871,715
                                                          --------------
       RESTAURANTS (2.0%)
       McDonald's Corp.                         1,261,000     42,230,890
                                                          --------------

       TECHNOLOGY (13.9%)
       Agilent Technologies, Inc. +             1,703,500     55,789,625
       Flextronics International, Ltd. +        5,229,000     67,192,650
       Freescale Semiconductor, Inc., Class A + 2,713,000     63,511,330
       Hewlett Packard Co.                      1,945,000     56,794,000
       Symantec Corp. +                         2,277,000     51,596,820
                                                          --------------
                                                             294,884,425
                                                          --------------

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          SOUND SHORE FUND, INC.
          STATEMENT OF NET ASSETS (CONTINUED)
          SEPTEMBER 30, 2005 (UNAUDITED)

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
                                                                     SHARE        MARKET
                                                                     AMOUNT       VALUE
                                                                   ---------- --------------
UTILITIES (0.1%)
AES Corp. +                                                            69,000 $    1,133,670
                                                                              --------------
TOTAL COMMON STOCK (COST $1,683,615,273)                                      $2,038,435,665
                                                                              --------------

MONEY MARKET FUND (3.7%)
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Citi/SM/ Institutional Liquid Reserves, Class A (cost $77,874,988) 77,874,988 $   77,874,988
                                                                              --------------
TOTAL INVESTMENTS (100.1%) (COST $1,761,490,261)                              $2,116,310,653
OTHER ASSETS LESS LIABILITIES (-0.1%)                                             (2,134,839)
                                                                              --------------
NET ASSETS (100.0%) (SHARES OUTSTANDING 53,956,076)                           $2,114,175,814
                                                                              ==============
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                     $        39.18
                                                                              ==============

+ Non-income producing security.
ADR -- American Depository Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

                  Gross Unrealized Appreciation $367,101,556
                  Gross Unrealized Depreciation  (12,281,164)
                                                ------------
                  Net Unrealized Appreciation   $354,820,392
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

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INVESTMENT ADVISER
Sound Shore Management, Inc.
Greenwich, Connecticut

ADMINISTRATOR
Citigroup Fund Services, LLC
Portland, Maine

DISTRIBUTOR
Foreside Fund Services, LLC
Portland, Maine

TRANSFER AND
DISTRIBUTION PAYING AGENT
Citigroup Fund Services, LLC
Portland, Maine

CUSTODIAN
Citibank, N.A.
New York, New York

COUNSEL
Dechert LLP
New York, New York

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Boston, Massachusetts

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This report is submitted for the general information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.

SOUND SHORE FUND, INC.

Two Portland Square
Portland, ME 04101
http://www.soundshorefund.com
1-800-551-1980
QUARTERLY REPORT
(Unaudited)

SEPTEMBER 30, 2005

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